Significant Accounting Policies (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues:
Revenues			$ 1,836,332	$ 2,257,083	$ 1,689,931
Revenue recognized that was included in the deferred revenue			56,100	126,500	91,500
Costs and Expenses
Taxes on advertising and marketing revenues				28,700	24,600
Sales and Marketing Expenses
Advertising and promotional expenses			$ 310,400	418,000	330,900
Options
Stock-based compensation
Vesting period			4 years
Service-based restricted share units
Stock-based compensation
Vesting period			4 years
Revenues from advertisers signing contracts with the Group directly
Revenues:
Revenues			$ 356,503	478,874	416,270
Revenues from advertising agencies
Revenues:
Revenues			1,240,147	1,501,921	1,069,885
Advertising and Marketing
Revenues:
Revenues			$ 1,596,650	1,980,795	1,486,155
Costs and Expenses
Cultural business construction fees (as a percent)	1.50%	3.00%	3.00%
Advertising and Marketing | Maximum
Revenues:
Period over social display ad arrangements allow customers to place advertisements on particular areas of the Group's platform in particular formats			3 months
Value-added services
Revenues:
Revenues			$ 239,682	$ 276,288	$ 203,776